                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09749

               (Exact name of Registrant as specified in Charter)

                         Lifetime Achievement Fund, Inc.
                              15858 West Dodge Road
                                    Suite 310
                                 Omaha, NE 68118
               (Address of principal executive offices)(zip code)

                        Manarin Investment Counsel, Ltd.
                              15858 West Dodge Road
                                    Suite 310
                                 Omaha, NE 68118
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (402) 330-1166
                   Date of fiscal year end: December 31, 2008
                    Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

LIFETIME ACHIEVEMENT FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
(UNAUDITED)

                                                     Shares         Value
                                                   ----------   ------------
MUTUAL FUNDS: 106.5%
Alger Capital Appreciation Portfolio - Class A*+    1,246,203   $ 16,250,493
Alger Small Capitalization Portfolio - Class A*     1,533,215      9,628,591
Allianz NFJ Large Cap Fund - Class A                  537,023      9,473,082
Delaware Group Equity Value Fund - Class A+         1,519,890     16,688,387
Franklin Balance Sheet Investment Fund - Class A      123,022      6,672,737
Franklin Gold and Precious Metals Fund - Class A      121,005      4,714,365
Franklin MicroCap Value Fund - Class A+               406,893     13,191,460
Franklin Mutual Discovery Fund - Class A+             455,560     13,521,010
Franklin Small Cap Value Fund - Class A+              295,578     11,474,341
John Hancock Classic Value - Class A+                 839,520     16,110,390
OCM Gold Fund                                         230,299      4,900,753
Pioneer Mid-Cap Value Fund - Class A+                 609,129     12,225,219
Polaris Global Value Fund                             644,036     10,774,728
Templeton Growth Fund - Class A+                      552,970     11,739,551
Wintergreen Fund                                      497,650      6,787,945
                                                                ------------
TOTAL MUTUAL FUNDS
   (Cost $159,562,742)                                           164,153,052
                                                                ------------

EXCHANGE TRADED FUNDS: 7.8%
iShares Dow Jones US Home Construction Index Fund     277,600      5,576,984
iShares Russell 1000 Growth Index Fund                 35,000      1,905,400
Ultra S&P 500 ProShares                                68,200      4,501,200
                                                                ------------

TOTAL EXCHANGE TRADED FUNDS
   (Cost $12,655,196)                                             11,983,584
                                                                ------------

EQUITY SECURITIES: 4.6%
INFORMATION TECHNOLOGY: 0.3%
SoftBrands, Inc.*                                     371,575        382,722
                                                                ------------
TELECOMMUNICATION SERVICES: 4.3%
Level 3 Communications, Inc.*                       3,150,000      6,678,000
                                                                ------------
TOTAL EQUITY SECURITIES
   (Cost $14,839,463)                                              7,060,722
                                                                ------------
                                                    Principal
                                                     Amount
                                                   ----------
SHORT TERM INVESTMENTS: 0.8%
UMB Bank, n.a. Money
Market Fiduciary+/-                                $1,185,340      1,185,340
                                                                ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $1,185,340)                                               1,185,340
                                                                ------------
TOTAL INVESTMENTS: 119.7%
   (COST $188,242,741)                                           184,382,698
LIABILITIES LESS OTHER ASSETS: (19.7)%                           (30,398,956)
                                                                ------------
NET ASSETS: 100.0%                                              $153,983,742
                                                                ============

Footnotes:

*    Non-income producing security.

+ As of March 31, 2008, all or portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $109,638,495 as of March 31, 2008.

+/- The short-term investment earns interest at variable rates. At March 31, 2008, the interest rate was 1.06%.

The accompanying notes are an integral part of the Schedule of Investments.

1. Tax Information

At March 31, 2008, the cost of securities, on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:


Cost of Investments                             $187,599,712
                                                ============

Gross Unrealized Appreciation                   $ 21,810,981
Gross Unrealized (Depreciation)                  (25,027,995)
                                                ------------

Net Unrealized Depreciation on Investments      $ (3,217,014)
                                                ============

2. Statement of Financial Standards No. 157

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services).

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs                               Investment in Securities   Other Financial Instruments*
----------------                               ------------------------   ----------------------------
Level 1 - Quoted Prices                                 $184,382,698                      --
Level 2 - Other Significant Observable Inputs                     --                      --
Level 3 - Significant Unobservable Inputs                         --                      --
------------------------------------------------------------------------------------------------------
Total                                                   $184,382,698                      --

* Other financial instruments include futures, forwards and swap contracts, which are valued at unrealized appreciation/depreciation on the investment.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lifetime Achievement Fund, Inc.


By: /s/ Roland R. Manarin
    ---------------------------------
    Roland R. Manarin
    Principal Executive Officer
Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Roland R. Manarin
    ---------------------------------
    Roland R. Manarin
    Principal Executive Officer
Date: May 22, 2008


By: /s/ Aron D. Huddleston
    ---------------------------------
    Aron D. Huddleston
    Principal Financial Officer
Date: May 22, 2008